Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other Operating Gains (Losses), Net [Line Items]
Impairment loss	$ 84,469